Risk management - Market risk and funding and liquidity risk - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Market Risk Exposure [Line Items]
Investments in associates and joint ventures	€ 1,475	€ 1,790
Equity Security at FVOCI [Member]
Disclosure Of Market Risk Exposure [Line Items]
Investments in associates and joint ventures	1,862	2,306
FVOCI revaluation reserve	1,181	€ 1,580
Increase (decrease) in financial assets	(443)
Equity Security at FVOCI [Member] | Bank Of Beijing [Member]
Disclosure Of Market Risk Exposure [Line Items]
Increase (decrease) in financial assets	€ (339)